Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2012	Apr. 25, 2012	Jul. 29, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 31, 2012
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		644,631,457
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,189,645
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 155,869	$ 1,100,315
Prepaid expenses and supplies	14,151	8,060
Total current assets	170,020	1,108,375
Property and equipment, net	129,510	163,151
Certificates of deposit	3,000	3,000
Total assets	302,530	1,274,526
Current liabilities:
Current portion of long-term debt	4,631	3,763
Convertible promissory note	3,730,174	3,000,000
Accounts payable and accrued liabilities	12,470	40,315
Accrued wages to related party	183,367	93,700
Accrued interest	526,971	164,383
Total current liabilities	4,457,613	3,302,161
Long-term debt, net of current portion	17,393	22,024
Warrant liability	53,948	0
Total liabilities	4,528,954	3,324,185
Stockholders' equity (deficit)
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 635,899,389 and 602,411,882 shares issued and outstanding	6,359	6,024
Additional paid-in capital	45,998,478	45,714,119
Deficit accumulated during the exploration stage	(50,231,261)	(47,769,802)
Total stockholders' equity (deficit)	(4,226,424)	(2,049,659)
Total liabilities and stockholders' equity (deficit)	$ 302,530	$ 1,274,526

Statement of Financial Position (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	635,899,389	602,411,882
Common Stock, Shares, Outstanding	635,899,389	602,411,882

Statement of Operations (USD $)	12 Months Ended		125 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012
Revenues	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	1,107,560	1,526,572	14,259,580
Salaries and benefits	434,149	1,314,732	3,916,356
Public relations	52,440	35,881	776,482
Depreciation	63,297	61,129	879,530
Legal	65,385	192,096	894,577
Professional services	81,788	93,258	1,268,588
General and administrative	260,315	107,228	1,972,436
Travel	51,018	53,280	242,507
Settlement expense	0	13,241,020	13,241,020
Impairment loss	0	0	16,092,870
Net operating expenses	2,115,952	16,625,196	53,543,946
Loss from operations	(2,115,952)	(16,625,196)	(53,543,946)
Other income (expense):
Interest income	869	776	198,624
Interest expense	(364,804)	(673,405)	(5,924,276)
Debt conversion expense	0	0	(103,437)
Gain (loss) on sale of assets	0	7,795	(42,453)
Gain (loss) on change in fair value of warrant liability	18,428	(3,700,389)	(3,674,034)
Other income	0	1,125,000	1,350,390
Income from Elle Venture	0	0	300,000
Foreign exchange gain	0	0	505
Gain on settlement of debt to related party	0	0	7,366
Total other income (expense)	(345,507)	(3,240,223)	(7,887,315)
Loss before income taxes	(2,461,459)	(19,865,419)	(61,431,261)
Income tax expense	0	0	0
Net loss	$ (2,461,459)	$ (19,865,419)	$ (61,431,261)
Basic and diluted net loss per share of common stock	$ 0	$ (0.04)	$ (0.53)
Basic and diluted weighted average number of shares of common stock outstanding	618,542,673	444,262,699	116,683,766

Statement of Cash Flows (USD $)	12 Months Ended		125 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,461,459)	$ (19,865,419)	$ (61,431,261)
Depreciation	63,297	61,129	879,530
Amortization of deferred financing charges	0	19,690	542,716
Amortization of discount on convertible promissory notes	0	205,185	3,632,995
Impairment loss	0	0	16,092,870
(Gain) loss on sale of fixed assets	0	(7,795)	42,453
(Gain) loss on change in fair value of warrant liability	(18,428)	3,700,389	3,674,034
Share based compensation	103,950	2,530,750	4,401,933
Share and warrant based payments	0	13,523,589	14,421,627
Non-cash other income from sale of mineral claims	0	(1,000,000)	(1,000,000)
Non-cash geological costs paid from the issuance of convertible promissory note	730,174	0	730,174
Changes in assets and liabilities:
Prepaid expenses and supplies	(6,091)	128,655	28,296
Other current assets	0	0	(7,875)
Certificates of deposit	0	0	(11,435)
Other assets	0	0	(25,000)
Accounts payable and accrued expenses	(27,845)	(226,163)	6,455
Accrued wages related party	89,667	(5,800)	183,367
Accrued interest	362,588	164,383	935,172
Net cash used in operating activities	(1,164,147)	(771,407)	(16,903,949)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	269,601	407,327
Proceeds from redemption of certificate of deposit	0	0	213,232
Purchase of certificate of deposit	0	0	(204,797)
Purchase of equipment	(29,656)	(50,668)	(1,179,274)
Net cash provided by (used in) investing activities	(29,656)	218,933	(763,512)
Cash flows from financing activities:
Principal activity on long-term debt	(3,763)	(118,631)	(500,316)
Principal activity on capital lease obligation	0	0	(39,298)
Principal activity on convertible promissory notes	0	0	(286,227)
Proceeds from the issuance of common stock, net of expenses	253,120	1,284,681	12,677,875
Proceeds from the sale of convertible promissory notes	0	466,217	5,772,371
Proceeds from long-term debt	0	0	198,925
Net cash provided by financing activities	249,357	1,632,267	17,823,330
Net increase (decrease) in cash and cash equivalents for period	(944,446)	1,079,793	155,869
Cash and cash equivalents, beginning of period	1,100,315	20,522	0
Cash and cash equivalents, end of period	155,869	1,100,315	155,869
Interest paid during the period	$ 2,216	$ 1,579	$ 202,851

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit accumulated during the exploration stage [Member]	Total
Beginning Balance at Aug. 20, 2001
Common stock issued for cash	$ 50	$ 99,950		$ 100,000
Common stock issued for cash (Shares)	5,000,000
Net loss			(132,602)	(132,602)
Ending Balance at Jan. 31, 2004	50	99,950	(132,602)	(32,602)
Ending Balance (Shares) at Jan. 31, 2004	5,000,000
Acquisition, February 3, 2004	44	15,924,956		15,925,000
Acquisition, February 3, 2004 (Shares)	4,375,000
Common stock issued for cash		94,350		94,350
Issuance of common stock and warrants private placement	7	2,999,993		3,000,000
Issuance of common stock and warrants private placement (Shares)	650,000
Return of shares	(18)	(11,199,982)	11,200,000
Return of shares (Shares)	(1,750,000)
Net loss			(18,392,024)	(18,392,024)
Ending Balance at Jan. 31, 2005	83	7,919,267	(7,324,626)	594,724
Ending Balance (Shares) at Jan. 31, 2005	8,275,000
Issuance of common stock and warrants private placement	10	5,052,722		5,052,732
Issuance of common stock and warrants private placement (Shares)	972,172
Net loss			(4,627,965)	(4,627,965)
Ending Balance at Jan. 31, 2006	93	12,971,989	(11,952,591)	1,019,491
Ending Balance (Shares) at Jan. 31, 2006	9,247,172
Issuance of common stock and warrants private placement	10	2,545,985		2,545,995
Issuance of common stock and warrants private placement (Shares)	990,596
Issuance of common stock for services		93,000		93,000
Issuance of common stock for services (Shares)	37,500
Options granted to consultants and employees		832,343		832,343
Expenses of common stock issuance		(320,000)		(320,000)
Net loss			(3,267,948)	(3,267,948)
Ending Balance at Jan. 31, 2007	103	16,123,317	(15,220,539)	902,881
Ending Balance (Shares) at Jan. 31, 2007	10,275,268
Issuance of common stock and warrants private placement	4	1,074,413		1,074,417
Issuance of common stock and warrants private placement (Shares)	429,700
Issuance of common stock for services		54,540		54,540
Issuance of common stock for services (Shares)	28,000
Issuance of common stock for conversion or payment of promissory note	1	259,698		259,699
Issuance of common stock for conversion or payment of promissory note (Shares)	99,884
Options granted to consultants and employees		358,646		358,646
Issuance of common stock purchase warrants		1,421,538		1,421,538
Beneficial conversion feature of convertible promissory notes		1,842,734		1,842,734
Net loss			(5,697,935)	(5,697,935)
Ending Balance at Jan. 31, 2008	108	21,134,886	(20,918,474)	216,520
Ending Balance (Shares) at Jan. 31, 2008	10,832,852
Issuance of common stock for conversion or payment of promissory note	376	1,839,135		1,839,511
Issuance of common stock for conversion or payment of promissory note (Shares)	37,646,325
Issuance of common stock for inducement to convert promissory note		9,000		9,000
Issuance of common stock for inducement to convert promissory note (Shares)	7,500
Reduction of conversion price for inducement to convert promissory note		94,437		94,437
Stock based compensation		576,244		576,244
Common stock purchase warrants exercise price reduction		67,700		67,700
Net loss			(4,176,066)	(4,176,066)
Ending Balance at Jan. 31, 2009	484	23,721,402	(25,094,540)	(1,372,654)
Ending Balance (Shares) at Jan. 31, 2009	48,486,677
Issuance of common stock for conversion or payment of promissory note	1,992	603,661		605,653
Issuance of common stock for conversion or payment of promissory note (Shares)	199,170,302
Beneficial conversion feature of convertible promissory notes		330,366		330,366
Net loss			(2,809,843)	(2,809,843)
Ending Balance at Jan. 31, 2010	2,476	24,655,429	(27,904,383)	(3,246,478)
Ending Balance (Shares) at Jan. 31, 2010	247,656,979
Issuance of common stock and warrants private placement	318	1,284,363		1,284,681
Issuance of common stock and warrants private placement (Shares)	31,778,484
Issuance of common stock for conversion or payment of promissory note	1,872	273,105		274,977
Issuance of common stock for conversion or payment of promissory note (Shares)	187,127,678
Exercise of common stock purchase warrants	1,358	1,880,588		1,881,946
Exercise of common stock purchase warrants (Shares)	135,848,741
Issuance of common stock purchase warrants		15,089,884		15,089,884
Stock based compensation		2,530,750		2,530,750
Net loss			(19,865,419)	(19,865,419)
Ending Balance at Jan. 31, 2011	6,024	45,714,119	(47,769,802)	(2,049,659)
Ending Balance (Shares) at Jan. 31, 2011	602,411,882
Issuance of common stock and warrants private placement	108	180,636		180,744
Issuance of common stock and warrants private placement (Shares)	10,800,000
Exercise of common stock purchase warrants	227	(227)
Exercise of common stock purchase warrants (Shares)	22,687,507
Stock based compensation		103,950		103,950
Net loss			(2,461,459)	(2,461,459)
Ending Balance at Jan. 31, 2012	$ 6,359	$ 45,998,478	$ (50,231,261)	$ (4,226,424)
Ending Balance (Shares) at Jan. 31, 2012	635,899,389

Organization	12 Months Ended
Jan. 31, 2012
Organization [Text Block]

NOTE 1 – Organization

Liberty Star Uranium & Metals Corp. (the “Company”, “we” or “Liberty Star”) was formerly Liberty Star Gold Corp. and formerly Titanium Intelligence, Inc. (“Titanium”). Titanium was incorporated on August 20, 2001 under the laws of the State of Nevada. On February 5, 2004 we commenced operations in the acquisition and exploration of mineral properties business. Big Chunk Corp. (“Big Chunk”) is our wholly owned subsidiary and was incorporated on December 14, 2003 in the State of Alaska. Big Chunk is engaged in the acquisition and exploration of mineral properties business in the State of Alaska. Redwall Drilling Inc. (“Redwall”) was our wholly owned subsidiary and was incorporated on August 31, 2007 in the State of Arizona. Redwall performed drilling services on the Company’s mineral properties. Redwall ceased drilling activities in July 2008 and was dissolved on March 30, 2010. In April 2007, we changed our name to Liberty Star Uranium & Metals Corp. We are considered to be an exploration stage company, as we have not generated any revenues from operations.

These consolidated financial statements include the results of operations and cash flows of Liberty Star Uranium & Metals Corp. and its wholly owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition. All significant intercompany accounts and transactions were eliminated upon consolidation.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) with the on-going assumption that we will be able to realize our assets and discharge our liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about our ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should we be unable to continue as a going concern. Our operations have primarily been funded by the issuance of common stock and debt. Continued operations are dependent on our ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings, joint venture agreements or debt. Such financings may not be available, or may not be available on reasonable terms.

Summary of significant accounting policies	12 Months Ended
Jan. 31, 2012
Summary of significant accounting policies [Text Block]

NOTE 2 – Summary of significant accounting policies

The summary of significant accounting policies presented below is designed to assist in understanding the Company\'s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements. The significant accounting policies adopted by the Company are as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The valuation of stock-based compensation, classification and valuation of common stock purchase warrants, classification and value of embedded conversion options, value of beneficial conversion features, valuation allowance on deferred tax assets, the determination of useful lives and recoverability of depreciable assets, accruals, and contingencies are significant estimates made by management. It is at least reasonably possible that a change in these estimates may occur in the near term.

Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition, February 5, 2004 and August 31, 2007, respectively. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Cash and cash equivalents
We consider cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. We maintain our cash in bank deposit accounts which, for periods of time, may exceed federally insured limits. At January 31, 2012 and 2011, we had cash in bank deposit accounts that exceeded federally insured limits of $0 and $751,000, respectively.

Mineral claim costs
We account for costs incurred to acquire, maintain and explore mineral properties as a charge to expense in the period incurred until the time that a proven mineral resource is established, at which point development of the mineral property would be capitalized. Currently, we do not have any proven mineral resources on any of our mineral properties.

Property and equipment
Property and equipment is stated at cost. We capitalize all purchased equipment over $500 with a useful life of more than one year. Depreciation is calculated using the straight line method over the estimated useful lives of the assets. Leasehold improvements are stated at cost and are amortized over their estimated useful lives or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred while betterments or renewals are capitalized. Property and equipment is reviewed periodically for impairment. The estimated useful lives range from 3 to 7 years.

Convertible promissory notes
We report convertible promissory notes as liabilities at their carrying value less unamortized discounts, which approximates fair value. We bifurcate conversion options and detachable common stock purchase warrants and report them as liabilities at fair value at each reporting period when required in accordance with the applicable accounting guidance. When convertible promissory notes are converted into shares of our common stock in accordance with the debt’s terms, no gain or loss is recognized. We account for inducements to convert as an expense in the period incurred, included in debt conversion expense.

Common stock purchase warrants
We report common stock purchase warrants as equity unless a condition exists which requires reporting as a derivative liability at fair market value. For common stock purchase warrants reported as a derivative liability, as well as new and modified warrants reported as equity, we utilize the Black-Scholes valuation method in order to estimate fair value.

Environmental expenditures
Our operations have been and may in the future be affected from time to time in varying degree by changes in environmental regulations, including those for future removal and site restoration costs. The likelihood of new regulations and their overall effect upon us are not predictable. We provide for any reclamation costs in accordance with the accounting standards codification section 410-30. It is management’s opinion that we are not currently exposed to significant environmental and reclamation liabilities and have recorded no reserve for environmental and reclamation expenditures at January 31, 2012 and 2011.

Fair Value of Financial Assets and Liabilities
The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Income taxes
Income taxes are recorded using the asset and liability method. Under the asset and liability method, tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using the enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period that enactment occurs. To the extent that the Company does not consider it more likely than not that a future tax asset will be recovered, it provides a valuation allowance against the excess. Interest and penalties associated with unrecognized tax benefits, if any, are classified as additional income taxes in the statement of operations. With few exceptions, we are no longer subject to U.S. federal, state and local examinations by tax authorities for years before 2009.

Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to an eight for one forward stock split on January 6, 2004 which resulted in 20,000,000 common shares outstanding. The calculation of basic loss per share gives retroactive effect to a one for four reverse stock split on September 1, 2009 which resulted in 67,261,764 common shares outstanding. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock that are not anti-dilutive.

Net loss per share – continued
At January 31, 2012 and 2011, there were 187,086,566 and 204,639,535 potentially dilutive instruments outstanding, respectively. Additionally, at January 31, 2012 and 2011 if settlement of the Convertible Promissory Notes were completed by the issuance of common shares there would be 168,133,677 and 83,846,926 additional shares, respectively. These instruments were not included in the determination of diluted loss per share as their effect was anti-dilutive.

Recently issued accounting standards
In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS. This guidance is effective for interim and annual periods beginning after December 15, 2011. This guidance did not have a material impact on our financial position and results of operations.

Mineral claims	12 Months Ended
Jan. 31, 2012
Mineral claims [Text Block]

NOTE 3– Mineral claims

At January 31, 2012 we held a 100% interest in 431 standard Federal lode mining claims on the Colorado Plateau Province of Northern Arizona (the “North Pipes Claims”).

At January 31, 2012 we held a 100% interest in 66 standard Federal lode mining claims located in the Tombstone region of Arizona. At January 31, 2012 we held an option to explore 33 standard Federal lode mining claims located in the Tombstone region of Arizona. The mineral claims are owned by JABA US Inc, an Arizona Corporation in which two of our directors are owners. At January 31, 2012 we held Arizona State Land Department Mineral Exploration Permits covering 4,126.9 acres in the Tombstone region of Arizona.

At January 31, 2012 we held an option to explore 26 standard Federal Lode mining claims located in the East Silver Bell region of northwest Tucson, Arizona. The mineral claims are owned by JABA US Inc., an Arizona Corporation in which two of our directors are owners.

At January 31, 2012 we held a 100% interest in 612 Alaska State mining claims in the Iliamna region of Southwestern Alaska, located on the north side of the Cook Inlet, approximately 200 miles southwest of the city of Anchorage, Alaska (the “Big Chunk Claims”).

At January 31, 2012 we are required to make a rental payment of $15,800 to the state of Alaska for our Bonanza Hills claims to keep them in good standing and has not been made to date. We are unsure whether we will make the required payment or abandon our interest in these claims. While we have the right to make these rental payments in arrears, the claims are open to staking by another party and we would lose some or all of our rights in those overstaked claims. We held 56 mineral claims covering approximately 13.5 square miles in Southwestern Alaska, located approximately 40 miles northeast of the northern boundary of the Big Chunk claims. We may lose this property at any time.

Title to mineral claims involves certain inherent risks due to difficulties of determining the validity of certain claims as well as potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral properties. The Company has investigated titles to all its mineral properties and, to the best of its knowledge, except as noted above for the Bonanza Hills Claims, titles to all properties are in good standing as of January 31, 2012.

Property and equipment	12 Months Ended
Jan. 31, 2012
Property and equipment [Text Block]

NOTE 4 – Property and equipment

The balances of our major classes of depreciable assets are:

	January 31, 2012	January 31, 2011
Geology equipment	$290,736	$327,105
Vehicles and transportation equipment	50,180	50,180
Office furniture and equipment	73,451	74,572
	414,367	451,857
Less accumulated depreciation and amortization	(284,857)	(288,706)
	$129,510	$163,151

Long-term debt	12 Months Ended
Jan. 31, 2012
Long-term debt [Text Block]	NOTE 5 – Long-term debt

Note payable to Ford Credit payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. Principal balance at January 31, 2012 and 2011 is $22,024 and $25,787, respectively. Carrying amount of a vehicle that serves as collateral is $29,447 and $36,966 at January 31, 2012 and 2011, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

For the twelve months ended January 31,
2013	$4,631
2014	5,090
2015	5,594
2016	6,148
2017	561
22,024
Less current maturities	(4,631)
$17,393

Convertible promissory notes	12 Months Ended
Jan. 31, 2012
Convertible promissory notes [Text Block]	NOTE 6 – Convertible promissory notes

We issue convertible promissory notes in private placements of our securities to institutional investors pursuant to exemptions from registration set out in Rule 506 of Regulation D under the Securities Act of 1933.

On July 15, 2010 we issued a secured convertible promissory note bearing interest at a rate of 10% per annum compounded monthly (the “Convertible Note”) to Northern Dynasty Minerals Ltd (“Northern Dynasty”). During the year ended January 31, 2012 the agreement with Northern Dynasty was amended to issue additional secured convertible promissory notes totaling $730,174 to reimburse Northern Dynasty for assessment work, rental fees, cash in lieu of assessment work and filing fees on the mineral claims that was paid in fiscal 2011 and fiscal 2012 because we could not come to an agreement on the earn-in option and joint venture agreement with Northern Dynasty. Principal balance of the Convertible Notes at January 31, 2012 and 2011 was $3,730,174 and $3,000,000 respectively. Accrued interest on the Convertible Notes at January 31, 2012 and 2011 was $526,971 and $164,383, respectively.

As part of the transaction noted above, Northern Dynasty can earn a 60% interest in our Big Chunk project in Alaska (the “Joint Venture Claims”) by spending $10,000,000 on those properties over six years. The borrowings from Northern Dynasty may be applied as part of Northern Dynasty’s earn-in requirements. Northern Dynasty’s minimum annual expenditures under the earn-in would be the minimum level necessary to keep the Joint Venture Claims in good standing. Northern Dynasty may elect to abandon the earn-in at any time on 30 days’ notice, so long as sufficient annual labor is performed, or a cash payment in lieu of labor is made, in order to fulfill the annual labor requirements for the Joint Venture Claims for a minimum of 12 months after termination of the earn-in. As of January 31, 2012, no such notice by Northern Dynasty has been received.

The Convertible Note is secured against substantially all of the Company’s assets. The Convertible Note is due for repayment 45 days after the earlier to occur of: (i) Northern Dynasty’s completion of its earn-in to the Joint Venture Claims unless it has elected to deem the entire outstanding balance of the Convertible Note (including interest thereon) to be part of the earn-in expenditure requirements and (ii) termination of Northern Dynasty’s earn-in right by voluntary abandonment provided that $1,000,000 in expenditures has been made; or (iii) termination of Northern Dynasty’s earn-in right on account of a superior third party joint venture offer.

Provided a minimum of $1,000,000 has been expended by Northern Dynasty on earn in expenses, the Convertible Note will be convertible until repaid or deemed repaid, into common shares of our company at the 5 day volume weighted average trading price immediately prior to Northern Dynasty giving a notice of conversion less the maximum allowable discount applicable as if our shares were listed on the TSX Venture Exchange. At January 31, 2012, Northern Dynasty has expended $712,756 of the $1,000,000 earn in expenses. In accordance with authoritative guidance, the contingent beneficial conversion feature on the Convertible Note will not be recorded unless the $1,000,000 earn-in expenditures are expended and the note becomes convertible. The Convertible Note may be prepaid by our company without penalty at any time on 10 days prior notice during which time Northern Dynasty’s conversion rights are unaffected.

If settlement of the Convertible Note occurred on January 31, 2012, we would have been obligated to pay $3,730,174 in principal and $526,971 of accrued interest. If the settlement were completed by the issuance of common shares the conversion price at January 31, 2012 would have been $0.02532 per share for a total of 168,133,677 shares required to convert the Convertible Note.

We have classified the entire amount as a current liability as we were not able to come to terms with an agreement regarding the joint venture agreement at January 31, 2012 and as a result the Convertible Note can be called by Northern Dynasty on 45 days notice.

Common stock	12 Months Ended
Jan. 31, 2012
Common stock [Text Block]

NOTE 7 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On September 15, 2010 we issued 22,098,601 common stock purchase warrants exercisable at $0.10 through September 15, 2013 pursuant to a settlement agreement with two of our warrant holders. We also amended the August 2009 common stock purchase warrants for the same two warrant holders pursuant to a settlement agreement. The warrants were increased by 110,493,005 warrants and the exercise price was reduced from $0.02 per common share to $0.002 per common share. On October 15, 2010 we amended the August 2009 common stock purchase warrants for two additional warrant holders pursuant to a settlement agreement. The warrants were increased by 24,219,794 warrants and the exercise price was reduced from $0.02 per common share to $0.002 per common share. We recognized settlement expense of $13,241,020 related to these settlement agreements which is reported under settlement expense on our financial statements. We estimated the fair value of the amended warrants and the new warrants using the Black-Scholes valuation model. We used the following assumptions to estimate the fair value of stock purchase warrants issued and amended pursuant to the settlement agreements:

Warrant Issuance & Amendment	Expected volatility	Expected dividend yield	Expected term	Risk-free interest rate
September 15, 2010	90%	0%	4.9 years	1.46%
October 15, 2010	90%	0%	4.9 years	1.20%

During the year ended January 31, 2011 investors exercised 140,808,847 common stock purchase warrants using the cashless exercise provision of the August 2009 common stock purchase warrants. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 135,848,741 shares of common stock and cancelled 4,960,106 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

During the year ended January 31, 2011 we issued 187,127,678 shares of common stock as repayment of $227,455 principal portion and $47,522 interest portion of the monthly payments on the May 2007, August 2008, May 2009 and August 2009 convertible notes. These convertible notes were paid in full during the year ended January 31, 2011.

On October 20, 2010, we sold 25,000,000 units at a price of $0.04 per unit to one investor for net proceeds of $999,980. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.056 until October 20, 2013. The securities were issued to an accredited investor pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

On November 12, 2010, we sold 5,465,114 units at a price of $0.0429 per unit to investors for net proceeds of $234,701. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.06 until November 12, 2013. The securities were issued to accredited investors pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

On January 12, 2011, we sold 1,313,370 units at a price of $0.038 per unit to one investor for net proceeds of $50,000. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.06 until January 12, 2014. The securities were issued to an accredited investor pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

In June 2011 one investor exercised 21,061,763 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 20,000,000 shares of common stock and cancelled 1,061,763 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In August 2011 one investor exercised 2,598,898 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 98,898 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In August 2011 one investor exercised 192,308 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 187,507 shares of common stock and cancelled 4,801 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In December 2011, we sold 5,800,000 units at a price of $0.0264 per unit to three investors for net proceeds of $153,120. The financing consisted of 5,800,000 common shares of our company and 5,800,000 whole share non-transferable common stock purchase warrants. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03696 until December 13, 2014. The securities were issued to accredited investors pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

In August 2011, we sold 5,000,000 units at a price of $0.02 per unit to one investor for net proceeds of $100,000. The financing consisted of 5,000,000 common shares of our company and 2,500,000 whole share non-transferable common stock purchase warrants. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0264 until August 31, 2016. The common stock purchase warrants contain a cashless exercise provision allowing the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. The common stock purchase warrants also contain an exercise price adjustment whereby if we issue common stock, convertible debt instruments, warrants or stock options prior to the expiration of the warrants or complete exercise of the warrants at a price less $0.04 per common share, then the exercise price of these warrants shall be reduced to such lower price. The securities were issued to an accredited investor pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

On January 19, 2012, we entered into a financing agreement with Fairhills Capital Offshore Ltd., whereby Fairhills Capital will provide for a non-brokered financing arrangement of up to $10,000,000. The financing allows but does not require us to issue and sell up to the number of shares of common stock having an aggregate purchase price of $10,000,000 to Fairhills Capital. Subject to the terms and conditions of the financing agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to Fairhills Capital which states the dollar amount which we intend to sell to Fairhills Capital on a certain date. The amount that we shall be entitled to sell to Fairhills Capital shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date. Our common stock will be valued at a 27.5% discount from the weighted average trading price of our stock for the five (5) trading days before Fairhills Capital receives our notice of sale. The shares that we sell to Fairhills Capital must be registered stock, among other conditions of investment.

In connection with the Fairhills Capital financing agreement, we also entered into a registration rights agreement dated January 19, 2012, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within twenty-one (21) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within one hundred and twenty (120) calendar days from January 19, 2012. The registration statement was filed on March 13, 2012 and has not yet been declared effective.

As of January 31, 2012, there were 92,922,691 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 2.4 years and a weighted average exercise price of $0.053 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2012 are as follows:

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2011	108,475,660	$0.043
Issued	8,300,000	0.034
Exercised	(23,852,969)	0.002

Outstanding, January 31, 2012	92,922,691	$0.053
Exercisable, January 31, 2012	92,922,691	$0.053

Share-based compensation	12 Months Ended
Jan. 31, 2012
Share-based compensation [Text Block]	NOTE 8 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2012 and 2011 are 2,000,000 and 0, respectively. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2012 and 2011 are 2,287,500. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2012 and 2011 are 511,125.

On January 10, 2012 we granted incentive stock options and non-qualified stock options to certain of our directors, officers, employees and consultants to purchase an aggregate of 10,500,000 shares of our common stock at an exercise price of $0.027 per share for a term expiring on January 10, 2022. The options were 50% vested upon granting and vest another 25% on January 10, 2013 and another 25% on January 10, 2014.

The following tables summarize the Company’s stock option activity during the year ended January 31, 2012.

Incentive stock options to employees outstanding at January 31, 2012 are as follows:

			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048		$-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047	4.25	$-
Exercisable, January 31, 2012	88,072,875	$0.048	3.91	$-

Non-qualified stock options to non-employee consultants outstanding at January 31, 2012 are as follows:

			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$1.654		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$1.429	4.59	$-
Exercisable, January 31, 2012	841,000	$1.533	4.19	$-

The aggregate intrinsic value is calculated based on the January 31, 2012 stock price of $0.026 per share.

A summary of the status of the Company’s nonvested options as of January 31, 2012 and changes during the year ended January 31, 2012 is presented below:

		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Nonvested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022

Nonvested at January 31, 2012	5,187,500	$0.022

Total fair value of options vested during the year ended January 31, 2012		$ 102,712

		Weighted average grant
Non-qualified stock options to non-employee consultants:	Number of options	date fair value
Nonvested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Nonvested at January 31, 2012	62,500	$0.022

Total fair value of options vested during the year ended January 31, 2012		$ 1,238

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants:

		Expected dividend		Risk-free interest
Grant date	Expected volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%

The weighted average grant date fair value of the options granted during the year ended January 31, 2012 was $0.022 per option. There were no options exercised during the year ended January 31, 2012.

Share-based compensation expense is reported in our statement of operations as follows:

			From inception (August
			20, 2001) to
	January 31, 2012	January 31, 2011	January 31, 2012
Geological and geophysical costs	$1,237	$1,391,250	$2,538,535
Salaries and benefits	101,475	1,126,250	1,890,760
Investor relations	1,238	13,250	66,988

	$103,950	$2,530,750	$4,496,283

At January 31, 2012 there is $103,950 unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 1.94 years.

Income taxes	12 Months Ended
Jan. 31, 2012
Income taxes [Text Block]

NOTE 9 – Income taxes

As of January 31 our deferred tax asset is as follows:

	January 31, 2012	January 31, 2011
Net operating loss carryforwards	$8,681,000	$8,484,000
Temporary book and tax depreciation differences	(33,000)	(1,000)
Temporary accrued expense differences	68,000	60,000
Temporary non-qualified stock option expense differences	292,000	307,000
Temporary book and tax impairment loss differences	18,000	-
Less valuation allowance	(9,026,000)	(8,850,000)
	$-	-

Management has elected to provide a deferred tax asset valuation allowance equal to the potential benefit due to our history of losses. If we demonstrate the ability to generate taxable income, management will re-evaluate the allowance. The change in the valuation allowance of $176,000 and $(88,000) in the years ended January 31, 2012 and 2011 primarily represents the benefit of the change in net operating loss carry-forwards during the period.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved. We have federal and state net operating loss carry-forwards that are available to offset future taxable income. The schedule below shows the amounts and expiration dates for the net operating loss carry-forwards.

January 31, 2012
Federal net operating loss carry-forwards:
Expiring January 31, 2025	$313,895
Expiring January 31, 2026	2,785,529
Expiring January 31, 2027	4,652,642
Expiring January 31, 2028	3,285,552
Expiring January 31, 2029	5,314,524
Expiring January 31, 2030	3,810,115
Expiring January 31, 2031	2,559,067
Expiring January 31, 2032	451,296
Expiring January 31, 2033	2,271,520

Total Federal net operating loss carry-forwards	$25,444,140

Arizona net operating loss carry-forwards:	January 31, 2012
Expiring January 31, 2012	$-
Expiring January 31, 2013	5,510,233
Expiring January 31, 2014	3,639,611
Expiring January 31, 2015	2,551,517
Expiring January 31, 2016	386,040
Expiring January 31, 2017	2,271,470

Total Arizona net operating loss carry-forwards	$14,358,871

A reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 34% for the years ended January 31, 2012 and 2011 is as follows:

	January 31, 2012	January 31, 2011

Income tax benefit at federal statutory rate	$(738,000)	$(6,281,000)
State income tax benefit, net of effect on federal taxes	(174,000)	(1,391,000)
Permanent differences and other (federal)	678,000	6,082,000
Permanent differences and other (state)	58,000	1,678,000
Increase (decrease) in valuation allowance	176,000	(88,000)

Income tax expenses (benefit)	$-	$-

Related party transactions	12 Months Ended
Jan. 31, 2012
Related party transactions [Text Block]

NOTE 10 – Related party transactions

We entered into the following transactions with related parties during the year ended January 31, 2012:

Paid or accrued $6,263 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At January 31, 2012 we had a balance of accrued unpaid wages of $183,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We recognized compensation expense of $99,000 for stock options granted to officers and board members.

We have an option to explore 26 standard Federal lode mining claims at the East Silver Bell project and 33 standard Federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2012 we paid $8,254 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and has been extended through June 1, 2012.

We entered into the following transactions with related parties during the year ended January 31, 2011:

Paid or accrued $5,888 in rent. We rented an office from Jim Briscoe, our President and CEO, on a month-to-month basis for $459 per month through July 2010 and $522 per month beginning in August 2010.

We sold a trailer to Jim Briscoe, our President and CEO, for $3,000 and purchased a vehicle from Jim Briscoe for $11,000.

At January 31, 2011 we had a balance of accrued unpaid wages of $93,700 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We included $3,165 in accounts payable to Larry Liang and Eddie Othon for expense reimbursements for travel that occurred before January 31, 2011. Mr. Liang is our President and Director. Mr. Othon is our former Vice President of Global Business Development and former Director.

We recognized $2,451,250 of compensation expense for stock options granted to officers and directors of our company.

Commitments	12 Months Ended
Jan. 31, 2012
Commitments [Text Block]

NOTE 11 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk and Bonanza Hills Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $260,600. Sufficient cash in lieu assessment work has been paid for Big Chunk to maintain the claims until August 31, 2012.

The annual state rentals for the Big Chunk and Bonanza Hills Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $164,600 to extend the Big Chunk claims through September 1, 2012 were paid in November 2011. The rentals of $15,800 to extend the Bonanza Hills claims through September 1, 2012 have not been paid. The estimated state rentals due by November 30, 2012 for the period from September 1, 2012 through September 1, 2013 are $182,000. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $60,340 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for our East Silver Bell project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rental is $140 per claim. The rentals of $3,640 for the period from September 1, 2011 to September 1, 2012 have been paid. The annual rentals due by September 1, 2012 of $3,640 are required to maintain the East Silver Bell claims are for the period from September 1, 2012 through September 1, 2013. There is no requirement for annual assessment or exploration work on the Federal lode mining claims. There are no royalties associated with the Federal lode mining claims.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $17,094 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $13,365 have not been paid.

We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30 th through the following September 29 th and rental payments are due by the first day of the rental period. We hold AZ MEP permits for 4,126.9 acres at our Tombstone project. We paid initial rental fees from the date of application through September 29, 2012 of $8,254. Required minimum work expenditures for the period ended September 29, 2012 are $41,269. The annual rentals due by September 30, 2012 to maintain the AZ MEP permits are $4,127.

On September 7, 2011 we entered into a letter agreement with Sagebrush Gold Ltd. to form a joint venture agreement. Under the terms of the letter agreement, all the uranium properties held by Sagebrush and Liberty Star will be transferred to a new corporation in exchange for shares of the new corporation. The reorganization was not completed by the deadline of December 31, 2011 resulting in the letter agreement terminating on December 31, 2011.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. In December 2011 the lease was extended for an additional one year term. The lease calls for monthly payments of rent plus sales tax of $2,280. We recognized rent expense of $27,357 during the year ended January 31, 2012 pursuant to this lease. Future minimum lease payments pursuant to this lease total $25,077 payable during the fiscal year ending January 31, 2013.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space in Tucson, Arizona. The lease calls for monthly payments of rent plus sales tax of $3,550. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $28,400 during the year ended January 31, 2012 pursuant to this lease. Future minimum lease payments pursuant to this lease total $42,600 payable during the year ended January 31, 2013 and $14,200 payable during the year ended January 31, 2014.

Supplemental disclosures with respect to cash flows	12 Months Ended
Jan. 31, 2012
Supplemental disclosures with respect to cash flows [Text Block]

NOTE 12 – Supplemental disclosures with respect to cash flows

The significant non-cash investing and financing transactions for the twelve month period ended January 31, 2012 were as follows:

Issued 22,687,507 shares of common stock and cancelled 1,165,462 common stock purchase warrants for $0 proceeds received from the cash-less exercise of August 2009 and May 2007 common stock purchase warrants.

We amended our secured convertible promissory notes to increase the principal balance by $730,174 to reimburse the note holder for in lieu assessment fees and Alaska State rental fees paid on our Alaska claims on our behalf.

We recognized $103,950 of compensation expense related to the granting of 10,500,000 incentive and non-qualified stock options to officers, employees and consultants.

We issued 2,500,000 common stock purchase warrants which contain a full ratchet down price provision and are recorded at estimated fair value as warrant liability of $53,948.

The significant non-cash investing and financing transactions for the twelve month period ended January 31, 2011 were as follows:

We issued 187,127,678 shares of common stock as repayment of $227,455 principal portion and $47,522 interest portion of the monthly payments on the convertible notes.

We issued $4,000,000 secured convertible promissory note to Northern Dynasty in exchange for $466,217 cash received and payoff of principal and interest on the May 2007, August 2008, May 2009 and August 2009 secured convertible promissory notes totaling $3,533,783.

We issued 22,098,601 common stock purchase warrants exercisable at $0.10 through September 15, 2013 pursuant to a settlement agreement with two of our warrant holders. We also amended the August 2009 common stock purchase warrants for four of our warrant holders pursuant to a settlement agreement. The warrants were increased by 134,712,799 warrants and the exercise price was reduced from $0.02 per common share to $0.002 per common share. The company recognized settlement expense of $13,241,020 related to these settlement agreements which is reported under settlement expense on our financial statements.

We issued 135,848,741 shares of common stock upon exercise of common stock purchase warrants for no cash proceeds as all exercises were completed pursuant to the cashless exercise provisions of the August 2009 common stock purchase warrants.

We recognized a $3,730,810 loss on the change in warrant liability fair value.

We recognized $2,530,750 of compensation expense related to the granting of 95,500,000 incentive and non-qualified stock options to officers, employees and consultants.

We transferred 95 of our mineral claims in the state of Alaska to Northern Dynasty in exchange for a $1,000,000 reduction of the principal of our secured convertible promissory note.

We purchased a vehicle with a long-term note payable of $25,787.

Segment information	12 Months Ended
Jan. 31, 2012
Segment information [Text Block]	NOTE 13 – Segment information The Company\'s operations were conducted in one reportable segment, being the acquisition and exploration of mineral claims, in the United States of America.

Fair value of financial instruments	12 Months Ended
Jan. 31, 2012
Fair value of financial instruments [Text Block]

NOTE 14 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management\'s opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At January 31, 2011 we had no financial instruments outstanding that were estimated using level 1, level 2 or level 3 inputs that were deemed material. At January 31, 2012 we had 622,138 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any issuance priced lower than $0.02 per common share. At January 31, 2012 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. We used the following assumptions to estimate the fair value of the warranty liability at January 31, 2012 and 2011:

		Expected dividend		Risk-free interest
Description	Expected volatility	yield	Expected term	rate
Warrant liability at January 31, 2012	127.6%	0%	4.59 years	0.71%
Warrant liability at January 31, 2011	90.0%	0%	0.54 to 4.9 years	0.25% to 1.46%

Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	January 31, 2012	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$53,948	-	-	$53,948

Fair value measurements using significant
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2010	$30,422
Total (gains) or losses	3,700,389
Purchases, issuances and settlements	10,238,696
Transfers in or out of Level 3	(13,969,507)
Balance, January 31, 2011	$-
Total (gains) or losses	(18,428)
Purchases, issuances and settlements	72,376
Transfers in or out of Level 3	-
Balance, January 31, 2012	$53,948

Reclassifications	12 Months Ended
Jan. 31, 2012
Reclassifications [Text Block]	NOTE 15 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.

Subsequent events	12 Months Ended
Jan. 31, 2012
Subsequent events [Text Block]

NOTE 16 – Subsequent events

On March 14, 2012, we sold 2,000,000 units at a price of $0.02844 per unit to one investor for gross proceeds of $56,880. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03982 until March 14, 2015. The investor is a U.S. Person and is an accredited investor and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

On February 23, 2012, we sold 2,209,596 units at a price of $0.03168 per unit to one investor for gross proceeds of $70,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.04435 until February 23, 2015. The investor is a U.S. Person and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

On February 12, 2012, we sold 2,000,715 units at a price of $0.02799 per unit to one investor for gross proceeds of $56,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03919 until February 3, 2015. The investor is a U.S. Person and is an accredited investor and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

In February 2012 one investor exercised 2,646,199 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 146,199 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In March 2012 one investor exercised 84,615 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 21,757 shares of common stock and cancelled 62,858 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

Going concern	12 Months Ended
Jan. 31, 2012
Going concern [Text Block]

NOTE 17 – Going concern

The Company is in the exploration stage, has incurred losses from operations, requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, the Company\'s independent registered public accounting firm has expressed an uncertainty about the Company\'s ability to continue as a going concern in their opinion attached to our audited financial statements for the fiscal year ended January 31, 2012.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings, debt financings or joint venture agreements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.